Loans - Allowance For Credit Losses Write off On Financing Receivables (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		¥ 8,000	¥ 2,000
2022		9,000	9,000
2021		4,000	1,000
2020		0	2,000
2019		0	0
Prior to 2019		2,000	7,000
Revolving Loans		3,000	2,000
Total		25,880	23,541
Geographic Distribution, Domestic [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		5,000	2,000
2022		4,000	9,000
2021		0	1,000
2020		0	0
2019		0	0
Prior to 2019		2,000	2,000
Revolving Loans		3,000	2,000
Total		14,000	16,000
Geographic Distribution, Domestic [Member] | Corporate Rating [Member] | Large Companies [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		4,000	2,000
2022		3,000	8,000
2021		0	1,000
2020		0	0
2019		0	0
Prior to 2019		0	1,000
Revolving Loans		2,000	1,000
Total		9,000	13,000
Geographic Distribution, Domestic [Member] | Corporate Rating [Member] | Small And Medium Sized Companies [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		1,000	0
2022		1,000	0
2021		0	0
2020		0	0
2019		0	0
Prior to 2019		0	0
Revolving Loans		1,000	1,000
Total		3,000	1,000
Geographic Distribution, Domestic [Member] | Retail Rating [Member] | Housing Loan [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		0	0
2022		0	0
2021		0	0
2020		0	0
2019		0	0
Prior to 2019		1,000	1,000
Revolving Loans		0	0
Total		1,000	1,000
Geographic Distribution, Domestic [Member] | Retail Rating [Member] | Other [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		0	0
2022		1,000	0
2021		0	0
2020		0	0
2019		0	0
Prior to 2019		0	0
Revolving Loans		0	0
Total		1,000	1,000
Geographic Distribution, Foreign [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023	[1]	3,000	0
2022	[1]	4,000	0
2021	[1]	4,000	0
2020	[1]	0	2,000
2019	[1]	0	0
Prior to 2019	[1]	0	5,000
Revolving Loans	[1]	0	0
Total	[1]	¥ 12,145	¥ 7,303

[1]	The majority of total foreign consist of corporate.